Share-based compensation (Details 5) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation
Share-based compensation expenses	¥ 2,343,785	¥ 1,193,945	¥ 4,249,548
RSUs | 2015 JD Finance Plan
Share-based compensation
Shares granted as the percentage of ordinary shares	2.94%	7.25%
Weighted average grant date fair value of the restricted share units granted (in RBM per share)	¥ 7.17	¥ 4.25
Share-based compensation expenses	¥ 260,581	¥ 95,664
Unrecognized share-based compensation expense related to the founder share options granted	¥ 681,437
Weighted-average period over which share-based compensation expense is expected to be recognized	5 years 6 months